Consolidated Statements of Loss $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) $ / shares shares	Dec. 31, 2022 CAD ($) $ / shares shares
Profit or loss [abstract]
Revenue	$ 3,162,095	$ 1,777,798
Cost of goods sold	2,544,949	1,455,082
Gross margin	617,146	322,716
Selling, general and administrative expenses	395,875	301,242
Foreign exchange loss	58,933	19,202
Operating income	162,338	2,272
Gain (loss) on disposal of property, plant and equipment	(2,146)	199
Loss on short-term investments	(17,624)
Equity earnings from associates and joint ventures	2,464	4,719
Impairment of goodwill	(87,168)	(48,000)	[1]
Earnings (loss) before finance costs and income taxes	57,864	(40,810)
Net finance costs	126,392	38,923
Loss before income taxes	(68,528)	(79,733)
Income taxes	42,396	21,210
Net loss	$ (110,924)	$ (100,943)
Loss per share – basic | (per share)	$ (0.9)	$ (1.04)
Loss per share – diluted | (per share)	$ (0.9)	$ (1.04)
Weighted average number of shares – basic | shares	123,834,242	97,045,917
Weighted average number of shares – diluted | shares	123,834,242	97,045,917

[1]	Certain balances as at December 31, 2022 have been re-presented as a result of measurement period adjustments related to the Transaction as required by IFRS 3 “Business Combinations”, refer to Note 6 “Acquisition” for more information.